Summary of Principal Accounting Policies - Concentration of Credit Risk, Investments in affiliates and Accounts receivable, net (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments in affiliates
Revenue	$ 192,868,505	¥ 1,326,067,405	¥ 1,712,703,256	¥ 1,131,426,133
Impairment loss recorded from equity in affiliates		104,100,000	0	0
Allowance for doubtful accounts		¥ 19,654,430	¥ 0	¥ 0
Revenue | Customer concentration risk | Fusheng
Investments in affiliates
Concentration risk percentage	15.00%	15.00%
Funds | Maximum
Investments in affiliates
Equity method investment, ownership percentage (in percentage)		5.00%